PREPAID LAND LEASES (Tables)	12 Months Ended
Jun. 30, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]	A summary of prepaid land leases is as follows:
	June 30,
	2014	2015

Prepaid land leases	$13,845	$13,362
Less: Accumulated amortization	(1,448)	(1,713)

	$12,397	$11,649

Schedule of Future Amortization Expenses of Prepaid Land Lease [Table Text Block]	The annual amortization of prepaid land leases for each of the five succeeding years is as follows:
Year ending June 30,
2016	$282
2017	282
2018	282
2019	282
2020	282

$1,410